COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future Minimum Lease Payments [Line Items]
2013	$ 357
2014	456
2015	272
2016	214
2017	220
2018	37
Total	1,556
Rent expense	$ 527	$ 717	$ 686